Segment reporting	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Segment Reporting Information [Line Items]
Segment reporting

17. Segment reporting

The Company’s business is organized in two reportable segments: Music Publishing and Recorded Music. The Company identified its Chief Executive Officer as its Chief Operating Decision Maker (“CODM”). The Company’s CODM evaluates financial performance of its segments based on several factors, of which the primary financial measure is operating income before depreciation and amortization (“OIBDA”). While each segment incurs direct administration expenses reflected in segment income, all corporate-level administration expenses, such as executive management, are included in the Music Publishing segment and are not allocated between segments.

The accounting policies of the Company’s business segments are the same as those described in the summary of significant accounting policies included elsewhere herein. The Company does not have sales between segments.

The following tables present Total revenue and a reconciliation of OIBDA to operating income by segment for the fiscal years ended March 31, 2021 and 2020:

	Music	Recorded
For the Fiscal Year Ended March 31, 2021:	Publishing	Music	Other	Consolidated
	$	$	$	$
Total revenue	67,090,625	13,594,981	1,092,183	81,777,789
Reconciliation of OIBDA to operating income:
Operating income	15,074,983	4,333,644	262,494	19,671,121
Amortization and depreciation	11,791,568	2,230,866	106,170	14,128,604
OIBDA	26,866,551	6,564,510	368,664	33,799,725

	Music	Recorded
For the Fiscal Year Ended March 31, 2020:	Publishing	Music	Other	Consolidated
	$	$	$	$
Total revenue	53,942,236	9,028,496	267,940	63,238,672
Reconciliation of OIBDA to operating income:
Operating income	13,637,115	1,708,568	131,630	15,477,313
Amortization and depreciation	6,653,020	1,770,177	—	8,423,197
OIBDA	20,290,135	3,478,745	131,630	23,900,510

The Company’s CODM manages assets on a consolidated basis. Accordingly, segment assets are not reported to the Company’s CODM, used to allocate resources or assess performance of the segments, and therefore, total segment assets have not been disclosed.

Total long-lived assets by country are as follows as of and for the fiscal years ended March 31:

	2021	2020
	$	$
United States	187,861	339,420
United Kingdom	133,905	263,556
Total	321,766	602,976

During the fiscal years ended March 31, 2021 and 2020, a single external customer accounted for 12% and 15%, respectively, of total revenues, and is included in both the Music Publishing and Recorded Music segments. No other customer accounted for more than 10% of revenue.